SEGMENT REPORTING (Revenue from customers in geographic regions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total	$ 17,788	$ 10,146
USA
Segment Reporting Information [Line Items]
Total	6,275	0
Israel
Segment Reporting Information [Line Items]
Total	10,520	10,146
Other
Segment Reporting Information [Line Items]
Total	$ 993	$ 0